May 2, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

RE:	PayPal Funds (the “Registrant”)
File Nos. 811-09381, 333-80205

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Registrant, please accept this letter as certification that the prospectus and statement of additional information, each dated April 30, 2011, for the Registrant’s PayPal Money Market Fund do not differ from those contained in Post-Effective Amendment No. 28 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 27, 2011 and is the Registrant’s most recent amendment.

Please address all questions regarding this filing to David A. Hearth of Paul, Hastings, Janofsky & Walker LLP at (415) 856-7000.

Sincerely,

/s/ Odeh Stevens
Odeh Stevens

Cc: David A. Hearth